OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2014
OTHER INVESTMENTS [Abstract]
OTHER INVESTMENTS
6	OTHER INVESTMENTS

	At December 31,
	2013	2014
Unlisted securities at cost	$22,883	$19,862
Less: other - than- temporary impairment losses recognized	(7,235)	(4,235)
	$15,648	$15,627

Other investments solely represent cost method investments in equity securities of five unlisted entities as the following:

In 2007, the Group acquired 5% equity interest in AMC Holding Limited ("AMC") at a consideration of $27,000. AMC was established in Taiwan and engages in manufacturing printed circuit board (PCB) laminate and providing other related sub-contractor service. As the Group does not have any voting power in board meetings of AMC, the Group cannot exercise significant influence over AMC's operating and financial activities. The Group accounts for this investment using the cost method of accounting. The investment cost of Actar has been fully impaired during the year ended December 31, 2012. Nil carrying value is noted for AMC as at December 31, 2013 and 2014 respectively.

In 2008, the Group acquired 7% equity interest in Actar Limited ("Actar") at a consideration of $3,000. Actar was established in the PRC and engages in the entertaiment media industry. As the Group does not have any voting power in board meetings of Actar, the Group cannot exercise significant influence over Actar's operating and financial activities. The investment cost of Actar has been fully impaired during the year ended December 31, 2009. Actar has completed its liquidation process during the year ended December 31, 2014 and the cost and impairment loss have been written off accordingly. Nil carrying balance is noted for Actar as at December 31, 2013 and 2014 respectively.

In 2010, the Group acquired 10% equity interest in Hi-Trend Investment Holdings Co., Ltd ("Hi-Trend") at a consideration of $800. Hi-Trend was established in the PRC and engages in developing and manufacturing of integrated circuit and chips. During the year ended December 31, 2010, Hi-Trend increased its issued share capital by capital injection and six new investors made an additional capital injection. The Company also made an additional capital injection of $202 and the shareholding of the Company has been diluted to 9%. As the Group does not have any voting power in board meetings of Hi-Trend, the Group cannot exercise significant influence over Hi-Trend's operating and financial activities. The Group accounts for this investment using the cost method of accounting. The carrying value of Hi-Trend is $1,102 and $1,081 for the years ended December 31, 2013 and 2014 respectively.

Grand Choice Investment Limited ("Grand Choice") is a private company established in February 2010 which designs and manufactures software and hardware for electronic books. Upon establishment, the Group purchased 20% of interest for $600. The Group exercises significant influence but does not control Grand Choice, which is accounted for under the equity method of accounting.

In December 2010, the Group invested a further $600 to maintain its 20% interest due to a capital contribution by all shareholders.

In March and April 2011, Grand Choice further increased its capital to $7,986 and $10,000, respectively, of which the Group did not participate in this capital injection, resulting in dilution of the Group's ownership interest to 15% and 12%, respectively and ceased significant influence over Grand Choice. Accordingly, the carrying value of Grand Choice of $804 is transferred to other investments and Grand Choice is accounted for under the cost method of accounting as of December 31, 2011.

In September 2012, the Group further invested $1,500 into Grand Choice which accounted for under the cost method of accounting. The capital injection resulted in increase of the Group's ownership interest from 12% to 19%. No change in ownership interest is noted for the years ended December 31, 2013 and 2014. As the Group does not exercise significant influence over Grand Choice, the investment is accounted for under the cost method of accounting for the years ended Dcecmber 31, 2013 and 2014. The carrying value of Grand Choice is $819 and $819 for the years ended December 31, 2013 and 2014 respectively.

In 2011, the Group acquired 19% equity interest in OCTT Asia Limited ("OCTT") at a consideration of $13,727. OCTT was established in Mauritius and set up as an investment fund management company. As the Group does not have any voting power in board meetings of OCTT, the Group cannot exercise significant influence over OCTT's operating and financial activities. The Group accounts for this investment using the cost method of accounting. The carrying value of OCTT is $13,727 and $13,727 for the years ended December 31, 2013 and 2014 respectively.

All investments are evaluated for impairment periodically or if the Group becomes aware of an event that indicates that the carrying amount of the asset may not be recoverable. To determine whether a decline in value below the carrying amount of an asset is other-than-temporary, the Group considers whether it has the ability and intent to hold the debt instrument and unlisted equity securities until a market price recovery occurs or whether evidence indicating that the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in fair value, the severity and duration of the decline in realizable value below cost, changes in value subsequent to the balance sheet date, as well as forecasted performance of the investee. If a decline in value below the carrying amount is determined to be other-than-temporary, the asset is written down to fair value through an impairment charge recognized in the earnings and a new cost basis is established.

In 2012, the Group recorded other-than-temporary impairment losses related to the investment in AMC and Grand Choice. The management of the Group has assessed that the decline in value is other-than-temporary, thus impairment losses of approximately $803 and $1,740 have been recognized respectively and the investments in these unlisted equity securities are written down to approximately $1,500 and nil as of December 31, 2012.

In 2013, the Group further recorded other-than-temporary impairment losses related to the investment in Grand Choice. The management of the Group has assessed that the decline in value is other-than-temporary, thus impairment losses of approximately $681 have been recognized and the investments in this unlisted equity securities are written down to approximately $819 as of December 31, 2013.

No other-than-temporary impairment loss was recognized for the year ended December 31, 2014.